FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%
Reasonably possible decrease in risk variable percent (in percent)	10.00%	10.00%
Reasonably possible increase in risk variable, impact on income	$ 68	$ 136
Reasonably possible increase in risk variable, impact on equity	283	141
Reasonably possible decrease in risk variable, impact on income	(134)	(141)
Reasonably possible decrease in risk variable, impact on equity	$ (286)	$ (153)